CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Noncontrolling interest CNY (¥)	Noncontrolling interest USD ($)	CNY (¥) shares	USD ($) shares
Balance at beginning of period at Dec. 31, 2017	¥ 98		¥ 311,513		¥ (305,710)						¥ 5,901
Balance at beginning of period (in shares) at Dec. 31, 2017 | shares	310,627,024	310,627,024
Capital contribution from shareholders			69,904								69,904
Share-based compensation			124,022								124,022
Capital distribution to shareholders			(6,813)								(6,813)
Net loss for the year					(254,639)						(254,639)
Balance at end of period at Dec. 31, 2018	¥ 98		498,626		(560,349)						(61,625)
Balance at end of period (in shares) at Dec. 31, 2018 | shares	310,627,024	310,627,024
Foreign exchange difference							¥ (316)				(316)
Share-based compensation			38,992								38,992
Net loss for the year					(193,548)						(193,548)
Balance at end of period at Dec. 31, 2019	¥ 98		537,618		(753,897)		(316)				(216,497)
Balance at end of period (in shares) at Dec. 31, 2019 | shares	310,627,024	310,627,024
Foreign exchange difference							(20,876)				(20,876)
Issuance of new shares	¥ 12		367,576								367,588
Issuance of new shares (in shares) | shares	35,005,761	35,005,761
Deemed contribution to shareholders		$ 900,000	6,753								6,753
Exercise of stock options	¥ 4		2,540								¥ 2,544
Exercise of stock options (in shares) | shares	12,775,265	12,775,265									6,898,287	6,898,287
Share-based compensation			160,557								¥ 160,557
Investment from minority shareholders									¥ 90		90
Net loss for the year					(327,997)				(41)		(328,038)	$ (50,274,000)
Appropriation of statutory			20		(20)
Balance at end of period at Dec. 31, 2020	¥ 114	$ 17,000	¥ 1,075,064	$ 164,761,000	¥ (1,081,914)	$ (165,811,000)	¥ (21,192)	$ (3,248,000)	¥ 49	$ 8,000	¥ (27,879)	$ (4,273,000)
Balance at end of period (in shares) at Dec. 31, 2020 | shares	359,308,050	359,308,050